Guarantees, commitments and risks - Expected payments for trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Guarantees, commitments and risks
Trade and other payables	€ 22,272	€ 20,808
2025
Guarantees, commitments and risks
Trade and other payables	22,092	20,654
2026 - 2029
Guarantees, commitments and risks
Trade and other payables	59	50
2030 and thereafter
Guarantees, commitments and risks
Trade and other payables	121	104
Trade payables
Guarantees, commitments and risks
Trade and other payables	15,170	14,231
Trade payables | 2025
Guarantees, commitments and risks
Trade and other payables	15,170	14,231
Other payables and advances
Guarantees, commitments and risks
Trade and other payables	7,102	6,577
Other payables and advances | 2025
Guarantees, commitments and risks
Trade and other payables	6,922	6,423
Other payables and advances | 2026 - 2029
Guarantees, commitments and risks
Trade and other payables	59	50
Other payables and advances | 2030 and thereafter
Guarantees, commitments and risks
Trade and other payables	€ 121	€ 104